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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September 30, 2006

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        November 15, 2006,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            52
                                              --------------

Form 13F Information Table Value Total:         $2,537,712

                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
--------------------------------------------- ---------------------  --------   ------------
                                                                                VOTING   AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/    INVESTMENT  OTHER
NAME OF ISSUER     CLASS    CUSIP    [X$1000] PRN AMT    DISCRETION  MANAGERS   SOLE     SHARED    NONE
--------------------------------------------- ---------- ----------  --------   ------------------ ----
3M Company         COM      88579Y101116336   15632      SOLE                   X
Anheuser-Busch Cos COM      03522910390455    19039      SOLE                   X
Astec Industries InCOM      04622410111917    4720       SOLE                   X
Automatic Data ProcCOM      05301510328209    5959       SOLE                   X
Avery Dennison CorpCOM      05361110986176    14322      SOLE                   X
Briggs & Stratton  COM      10904310964568    23437      SOLE                   X
CDI Corp.          COM      12507110042490    20517      SOLE                   X
Central Fund CDA   COM      1535011017575     9007       SOLE                   X
Clark Inc.         COM      18145710216269    14436      SOLE                   X
Coca Cola          COM      191216100314      70         SOLE                   X
Colgate-Palmolive  COM      19416210390561    14583      SOLE                   X
Corning Inc.       COM      219350105890      364        SOLE                   X
CPI Corp.          COM      12590210638948    8024       SOLE                   X
Dixie Group Inc.   COM      25551910026552    17796      SOLE                   X
Dow Jones & Co Inc.COM      260561105110995   33093      SOLE                   X
DuPont             COM      26353410972914    17020      SOLE                   X
Eastman Kodak      COM      2774611099878     4410       SOLE                   X
EMS Technologies InCOM      26873N1081806     962        SOLE                   X
Estee Lauder Cos   COM      51843910452957    13131      SOLE                   X
Evans & Sutherland COM      2990961071253     2785       SOLE                   X
Fossil Inc.        COM      34988210051955    24120      SOLE                   X
Gannett Co Inc.    COM      364730101133515   23494      SOLE                   X
General Mills Inc. COM      37033410455781    9855       SOLE                   X
Graham Corp.       COM      3845561062901     1649       SOLE                   X
Handleman          COM      41025210010523    13865      SOLE                   X
Hutchinson Tech IncCOM      44840710675037    35664      SOLE                   X
Imation Corp.      COM      45245A10738141    9500       SOLE                   X
Johnson & Johnson  COM      478160104344      53         SOLE                   X
Kaman Corp.        COM      4835481035201     2888       SOLE                   X
Kellwood Co        COM      48804410836041    12501      SOLE                   X
Kimberly-Clark CorpCOM      494368103129744   19851      SOLE                   X
La Z Boy Inc.      COM      5053361077315     5240       SOLE                   X
Learning Tree      COM      5220151061945     2392       SOLE                   X
Leggett & Platt IncCOM      52466010714460    5777       SOLE                   X
Marsh & McLennan   COM      571748102132226   46972      SOLE                   X
Maxwell TechnologieCOM      57776710635508    17457      SOLE                   X
Microsoft Corp     COM      594918104236130   86337      SOLE                   X
Newell Rubbermaid ICOM      65122910673550    25971      SOLE                   X
Pacific Sunwear CA COM      69487310013110    8694       SOLE                   X
Paxar Corp         COM      70422710716727    8372       SOLE                   X
Pfizer Inc.        COM      717081103166502   58710      SOLE                   X
Powell Industries ICOM      73912810611847    5353       SOLE                   X
Procter & Gamble CoCOM      742718109216      35         SOLE                   X
Readers Digest     COM      75526710112286    9480       SOLE                   X
Robbins & Myers IncCOM      77019610344456    14378      SOLE                   X
Seagate Technology COM      G7945J10497184    42089      SOLE                   X
SPX Corp.          COM      784635104629      118        SOLE                   X
Talbots Inc        COM      8741611022877     1056       SOLE                   X
USEC Inc.          COM      90333E10834739    36036      SOLE                   X
W W Grainger Inc.  COM      38480210465356    9752       SOLE                   X
Wal-Mart Stores IncCOM      931142103154661   31359      SOLE                   X
Whirlpool          COM      9633201065737     682        SOLE                   X
